Nature of cost and expense (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operational cost and expenses

Costs and expenses by nature	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Direct cost	1,244,726,961	1,232,870,856	1,090,286,882
Personnel expense (1)	411,224,564	422,094,320	345,543,898
Transportation and distribution	372,646,166	377,004,558	332,820,614
Advertising and promotion	150,397,090	152,571,607	139,205,727
Depreciation and amortization	155,358,693	153,234,224	126,119,198
Materials and maintenance	96,529,172	95,149,680	75,253,468
Energy	44,875,289	43,893,542	36,071,907
Leases (2)	25,639,891	26,686,406	23,725,453
Others expenses (3)	199,208,091	178,570,881	147,665,534
Total	2,700,605,917	2,682,076,074	2,316,692,681
(1)	See Note 26 - Employee benefits.
(2)	Consists mainly of leases of real estate, machinery and equipment, which correspond to leases with remaining terms less than 12 months and/or with a value lower than USD 5,000.
(3)	This mainly includes technical advisory services, auditing services, legal and representation expenses, among others.